Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Treasury stock, shares	29,500	0
Series B Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	4,100,000	4,100,000	4,100,000
Preferred stock, shares designated	250,000	250,000	250,000
Preferred stock, issued	250,000	250,000	250,000
Preferred stock, outstanding	250,000	250,000	250,000
Series A common stock
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	32,000,000	32,000,000	32,000,000
Common stock, shares issued	10,351,334	10,351,334	10,351,334
Common stock, shares outstanding	10,351,334	10,351,334	10,351,334
Series B common stock
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	11,000,000	11,000,000	11,000,000
Common stock, shares issued	4,637,347	4,637,347	4,637,347
Common stock, shares outstanding	4,607,847	4,637,347	4,637,347